Inventories (Details Narrative) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Schedule Of Inventories
Cost of sales to net realizable value	$ 3	$ 3
Inventories pledged as security for terms of financial commitment	3,213
Collateral to reach the balance	$ 1,103